REPORTABLE SEGMENTS (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Disaggregation of Revenue
Revenue from contracts with customers is disaggregated by end markets as it more accurately depicts the nature and amount of the Company’s revenue.

	For the Years Ended September 30,
	2025	2024	2023
Residential repair and remodel(1)	$956,653	$1,011,932	$1,009,702
Commercial	702,760	709,507	730,221
Residential new construction(1)	135,971	134,546	131,305
Total	$1,795,384	$1,855,985	$1,871,228
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(1) The breakout between residential new construction and residential repair and remodel contains certain management assumptions, such as customer and product type.